Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Inventories [Abstract]
Concentrate inventory	$ 1,810	$ 1,800
Ore stockpile	3,119	2,553
Material and supplies	4,564	3,675
Total inventories	$ 9,493	$ 8,028